NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
NET (LOSS) INCOME PER SHARE	NET (LOSS) INCOME PER SHARE
The calculations of basic and diluted EPS for the years ended December 31, 2025 and 2024 were as follows:

		Net (loss) income			Net (loss) income per share
2025	Weighted average shares outstanding	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Basic and diluted EPS	630,306,219	$(18,861)	$240,332	$221,471	(0.03)	$0.38	$0.35

		Net income			Net income per share
2024	Weighted average shares outstanding	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Basic EPS	400,109,698	$260,294	$78,993	$339,287	$0.65	$0.20	$0.85
Dilutive RSUs and pRSUs	5,312,606	—	—	—
Dilutive stock options	198,626	—	—	—
Dilutive Convertible Notes	67,925,780	18,194	—	18,194
Diluted EPS	473,546,710	$278,488	$78,993	$357,481	0.59	$0.17	$0.75
At December 31, 2025, there were 31.5 million shares issuable for convertible notes, 7.8 million stock options, 4.3 million share purchase warrants and 2.4 million RSUs and pRSUs outstanding that could potentially dilute basic EPS in the future but were not included in the calculation of diluted EPS as they were anti-dilutive for the year ended December 31, 2025 (2024 – 0.1 million stock options).